LOANS PAYABLE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Jan. 08, 2018 shares
Disclosure of detailed information about borrowings [line items]
Common shares issued	5,600,000
Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued	740,240				8,665,201
Warrants term	2 years	2 years
Loans Payable [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense | $		$ 20,052
Loans Payable [Member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense | $	$ 15,472
Loans Payable [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued	300,000
Exercise price | $ / shares	$ 0.15
Warrants term	2 years	2 years